Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	GRUPO SIMEC, S.A.B. de C.V.
Entity Central Index Key	0000887153
Entity File Number	1-11176
Entity Incorporation, State or Country Code	O5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601 Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	497,709,214
American Depositary Shares (each representing three Series B shares)
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares (each representing three Series B shares)
Trading Symbol	SIM
Security Exchange Name	NYSEAMER
Series B Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Series B Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NYSEAMER
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mario Moreno Cortez
Contact Personnel Email Address	mmoreno@gruposimec.com.mx
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Entity Phone Fax Numbers [Line Items]
City Area Code	(5233)
Local Phone Number	3770-6700